OFI Global Asset Management, Inc.

225 Liberty Street

New York, NY 10281-1008

February 2, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Oppenheimer International Growth Fund (the "Registrant")
Reg. No. 333-00201; File No. 811-07489

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 34 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on January 26, 2016.

Sincerely,

/s/ John G. Kiernan
John G. Kiernan
Vice President & Associate Counsel
212.323.5020
jkiernan@ofiglobal.com

cc:	Kramer Levin Naftalis & Frankel LLP
Gloria LaFond
Edward Gizzi, Esq.